Basis of Presentation and General Information (Details 3) (Revenue, Customer concentration)	9 Months Ended
Mar. 31, 2014
Statoil ASA
Charterers individually accounting for more than 10% of revenues
Percentage of total revenues	51.00%
Naftomar Shipping and Trading Co. Ltd
Charterers individually accounting for more than 10% of revenues
Percentage of total revenues	13.00%
Kuwait Petroleum Corporation
Charterers individually accounting for more than 10% of revenues
Percentage of total revenues	10.00%